Associates and joint ventures	12 Months Ended
Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures	9 Associates and joint ventures

		2023		2022		2021
	Total £m	Group’s share £m	Total £m	Group's share £m	Total £m	Group's share £m
Revenue	9,412	2,630	9,486	2,675	7,668	2,164
Profit from operations	2,596	783	1,971	622	1,911	567
Net finance income	15	4	21	4	13	2
Profit on ordinary activities before taxation	2,611	787	1,992	626	1,924	569
Taxation on ordinary activities	(664)	(194)	(595)	(176)	(499)	(147)
Profit on ordinary activities after taxation	1,947	593	1,397	450	1,425	422
Non-controlling interests	(28)	(8)	(27)	(8)	(22)	(7)
Post-tax results of associates and joint ventures	1,919	585	1,370	442	1,403	415
Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2023, 2022 and 2021.
The amounts below were reported as adjusting items under the share of profit from associates in the income statement.
(a) Adjusting items
In 2023, the Group’s interest in ITC Limited (ITC), an associate of the Group in India, decreased from 29.19% to 29.02% (2022: 29.38%
to 29.19%; 2021: 29.42% to 29.38%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme. The issue of these shares and change in the Group’s share of ITC resulted in a gain of £40 million (2022: £3 million loss; 2021: £6 million gain), which is treated as a deemed partial disposal and included in the income statement.
In 2023, ITC recognised a credit in respect of the proceeds received in partial settlement of the insurance claim towards the cost of leaf tobacco stocks destroyed in a third-party warehouse fire, the Group’s share of which was £2 million.
During the year, the Group impaired the investment in Organigram by £34 million (2022: £59 million) (net of tax), driven primarily by the decrease in the company’s share price.
As a result of the impairment, the balance relating to goodwill and acquired intangibles associated with the acquisition of Organigram in March 2021 was reduced to £nil million and therefore no further amortisation charge was incurred during the year (2022: £2 million;
2021: £2 million).
During 2022, the Group decided to cease business activities altogether in Yemen, including participating in the management of the
Group's associates, due to the challenging operating environment in the country. This led to the full impairment of the investment in the Group's remaining associate in Yemen, United Industries Company Limited, with a charge of £18 million to the income statement.
In 2021, due to a challenging operating environment, the Group had already impaired the investment in Kamaran Industry & Investment
Company, the Group’s other associate in Yemen. This resulted in a charge of £18 million to the income statement.
Also, in 2021, as a result of the liquidation of Tisak d.d., the Group reclassified the foreign exchange previously recognised in other comprehensive income to the income statement. This resulted in a credit of £2 million to the income statement.
(b) Other financial information
The Group’s share of the results of associates and joint ventures is shown in the table below.

	2023	2022	2021
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	585	442	415
Other comprehensive income:
Items that may be reclassified to profit and loss	(107)	6	(17)
Items that will not be reclassified to profit and loss	(5)	19	14
Total comprehensive income	473	467	412
Summarised financial information of the Group’s associates and joint ventures is shown below.

			2023
	ITC £m	Others £m	Total £m
Revenue	6,805	2,607	9,412
Profit on ordinary activities before taxation	2,813	(202)	2,611
Post-tax results of associates and joint ventures	2,121	(202)	1,919
Other comprehensive income	(368)	(20)	(388)
Total comprehensive income	1,753	(222)	1,531

			2022
	ITC £m	Others £m	Total £m
Revenue	7,126	2,360	9,486
Profit on ordinary activities before taxation	2,395	(403)	1,992
Post-tax results of associates and joint ventures	1,761	(391)	1,370
Other comprehensive income	56	32	88
Total comprehensive income	1,817	(359)	1,458

			2021
	ITC £m	Others £m	Total £m
Revenue	5,312	2,356	7,668
Profit on ordinary activities before taxation	1,931	(7)	1,924
Post-tax results of associates and joint ventures	1,427	(24)	1,403
Other comprehensive income	(11)	—	(11)
Total comprehensive income	1,416	(24)	1,392